Document and Entity Information	Nov. 06, 2025
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001652044
Document Type	8-K
Document Period End Date	Nov. 06, 2025
Entity Registrant Name	ALPHABET INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-37580
Entity Tax Identification Number	61-1767919
Entity Address, Address Line One	1600 Amphitheatre Parkway
Entity Address, City or Town	Mountain View
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94043
City Area Code	(650)
Local Phone Number	253-0000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NASDAQ
Security 12b Title	Class A Common Stock, $0.001 par value
Trading Symbol	GOOGL
Capital Class C [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NASDAQ
Security 12b Title	Class C Capital Stock, $0.001 par value
Trading Symbol	GOOG
Senior Notes Due 2029 [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NASDAQ
Security 12b Title	2.500% Senior Notes due 2029
Trading Symbol	—
Senior Notes Due 2033 [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NASDAQ
Security 12b Title	3.000% Senior Notes due 2033
Trading Symbol	—
Senior Notes Due 2037 [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NASDAQ
Security 12b Title	3.375% Senior Notes due 2037
Trading Symbol	—
Senior Notes Due 2045 [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NASDAQ
Security 12b Title	3.875% Senior Notes due 2045
Trading Symbol	—
Senior Notes Due 2054 [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NASDAQ
Security 12b Title	4.000% Senior Notes due 2054
Trading Symbol	—